Voya MidCap Opportunities Portfolio Expense Example - Voya MidCap Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,847
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,284
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,569
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	$ 1,737